Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (49,266)	$ 12,868	$ (46,493)	$ (35,295)	$ (51,157)
Other comprehensive loss:
Foreign currency translation adjustments			155		(131)
Comprehensive loss			(46,338)	(35,295)
Less: Net loss attributable to Definitive OpCo prior to the Reorganization Transactions			(33,201)
Less: Comprehensive loss attributable to noncontrolling interests			(5,167)
Comprehensive loss attributable to Definitive Healthcare Corp	$ (49,266)	$ 12,868	$ (7,970)	$ (35,295)	$ (51,288)